Shareholders' Equity (Deficit) (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Nov. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 29, 2021
Minimum required net assets after distribution of dividends	¥ 3,000
Required appropriation to legal reserve, (as a percent)	10.00%
Percentage of common stock, percentage which precludes appropriation	25.00%
Amount reclassified from registered capital to accumulated deficit			¥ 1,203,000
Amount reclassified from additional reserved capital for common stock to accumulated deficit			¥ 1,306,000
Proceeds on sale of shares of subsidiaries	¥ 160,290
Class A Common
Common stock, shares authorized	1			1	1
Common stock, shares outstanding	1			1
Common stock
Common stock, shares authorized	19,899,999			19,899,999	19,899,999
Portion of proceeds credited to capital stock, minimum under Companies Act	50.00%
Common stock, shares outstanding	4,882,500			4,882,500
Common stock | Class A Common
Common stock, shares authorized					19,900,000
Additional paid-in capital
Proceeds on sale of shares of subsidiaries	¥ 154,853
Noncontrolling interest
Proceeds on sale of shares of subsidiaries	¥ 5,437
MEDIROM MOTHER Labs Inc. ("MML")
Common stock, shares outstanding	50,000	1,781
Ownership interest	3.56%